UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08397

THE MARSICO INVESTMENT FUND

(Exact name of registrant as specified in charter)

1200 17th Street, Suite 1600
Denver, CO 80202

 (Address of principal executive offices)  (Zip code)

Christopher J. Marsico
The Marsico Investment Fund
1200 17th Street, Suite 1600
Denver, CO 80202

 (Name and address of agent for service)

Copies to:
Sander M. Bieber, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, D.C.  20006

Registrant's telephone number, including area code: (303) 454-5600

Date of fiscal year end: September 30

Date of reporting period: September 30, 2008

EXPLANATORY NOTE

The Registrant is filing this amendment to its Form N-CSR for the period ended September 30, 2008, originally filed with the Securities and Exchange Commission on December 5, 2008 (Accession Number 0001144204-08-068082) to amend Item 1, "Reports to Stockholders". The purpose of the amendment is to correct the average annual since inception performance information for the S&P 500 Index, the benchmark index for the Marsico 21st Century Fund, for the period February 1, 2000 through September 30, 2009.

Items 2 through 11 to this Form N-CSR are incorporated by reference to the Form N-CSR filed on EDGAR on December 5, 2008 (Accession Number 0001144204-08-068082).

Item 1 – Reports to Stockholders.

The Marsico Investment Fund
Supplement Dated December 17, 2008
(to the Annual Report dated September 30, 2008)

This supplement provides additional information beyond that contained in the Annual Report and should be read in conjunction with the Annual Report.

In the Performance Comparison table relating to the Marsico 21st Century Fund on pages 4 and 25 of the Annual Report, the average annual since inception (2/1/00 – 9/30/2008) performance information for the S&P 500 Index should be -0.36% rather than 3.41%.

Item 12 - Exhibits.

(a)(1) Code of Ethics - Filed as an attachment to Form N-CSR filed on EDGAR on December 5, 2008 (Accession Number 0001144204-08-068082).

(a)(2) Certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) - Filed as an attachment to this filing.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940, as amended, that was sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) - Filed as an attachment to this filing.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Marsico Investment Fund

By:          /s/ Thomas F. Marsico
Thomas F. Marsico
President

Date:       December 17, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:           /s/ Thomas F. Marsico
Thomas F. Marsico
President

Date:       December 17, 2008

By:           /s/ Christopher J. Marsico
Christopher J. Marsico
Vice President and Treasurer

Date:       December 17, 2008